UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 5968

John Hancock Municipal Securities Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2014

ITEM 1: REPORTS TO STOCKHOLDERS.

John Hancock

Tax-Free Bond Fund

Semiannual report 11/30/14

A message to shareholders

Dear fellow shareholder,

Robust economic growth in the United States continues to set the standard globally. Unemployment has ratcheted down to pre-recession levels, consumer confidence and spending are rising, and inflation remains low. Bond markets have turned in positive performance against this backdrop as investors pursue yield where they can find it. Despite a 30-year bull market in bonds, many U.S. bond yields look compelling when compared with other developed markets around the world.

The coming year may likely present greater challenges for bond investors, however. The U.S. Federal Reserve (Fed) has signaled its intention to be patient in beginning to raise short-term interest rates. Once the Fed does raise the rates, it may have an adverse affect on many fixed-income portfolios, particularly those that invest in less-liquid markets. At John Hancock Investments, we are closely monitoring our fixed-income portfolios and communicating regularly with their portfolio managers about these issues. Now may also be a good time for you to discuss your fixed-income strategy with your financial advisor to determine if your portfolio continues to match your long-term goals.

A new look

I am pleased to introduce you to our redesigned shareholder reports. As part of an effort to elevate the educational substance in our communications, we undertook an initiative to make our reports more engaging and easier to navigate. Included in the changes are a performance snapshot that shows your fund's performance against that of its benchmark, and a Q&A with your fund's lead portfolio manager. We hope these enhancements give you better insight into your fund's activity and performance.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us and wish you a happy and healthy 2015.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of November 30, 2014. They are subject to change at any time. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Tax-Free Bond Fund

Table of contents

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
20	Financial statements
24	Financial highlights
27	Notes to financial statements
32	Continuation of investment advisory and subadvisory agreements
38	More information

1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks as high a level of interest income exempt from federal income tax as is consistent with preservation of capital.

AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/14 (%)

The Barclays Municipal Bond Index is an unmanaged index representative of the tax-exempt bond market.

It is not possible to invest directly in an index.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative, and results for other share classes will vary. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Municipal bonds advanced

Favorable supply-and-demand conditions and a lack of inflationary pressure contributed to positive returns in the municipal bond market.

Longer duration helped

The fund's longer duration (i.e., greater interest-rate sensitivity) holdings versus its benchmark added value as muni yields declined.

Factors affecting performance

Favorable security selection added value during the period, while several holdings with near-term call dates detracted from results.

PORTFOLIO COMPOSITION AS OF 11/30/14 (%)

A note about risks

Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if a creditor, grantor, or counterparty is unable or unwilling to make principal, interest, or settlement payments. Investments in higher-yielding, lower-rated securities include a higher risk of default. Municipal bond prices can decline due to fiscal mismanagement or tax shortfalls, or if related projects become unprofitable. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Certain market conditions, including reduced trading volume, heightened volatility, and rising interest rates, may impair liquidity, the ability of the fund to sell securities or close derivative positions at advantageous prices. The use of hedging and derivatives could produce disproportionate gains or losses and may increase costs. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors, and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Please see the fund's prospectus for additional risks.

3

Discussion of fund performance

An interview with Portfolio Manager Dianne M. Sales, CFA, John Hancock Asset Management, a division of Manulife Asset Management (US) LLC

 Dianne M. Sales, CFA
Portfolio Manager
John Hancock Asset Management

What factors contributed to the positive returns in the municipal bond market over the past six months?

Supply and demand in the municipal bond market aided performance during the six-month period. Through November 30, 2014, new municipal bond issuance year to date was 4% lower than for the same period in 2013. Moreover, a meaningful portion of the new issues in the muni market, especially during the last half of the six-month period, was used to refinance existing securities, which does not materially increase the volume of outstanding municipal bonds. On the other side of the equation, investor demand picked up, resulting in steadily positive inflows into the municipal bond market. This stood in contrast to 2013, when investment dollars flowed out of the muni market.

The favorable supply-and-demand backdrop helped tax-exempt municipal bonds outperform the broad taxable bond market. As a point of reference, the Barclays Municipal Bond Index returned 2.45% for the six-month period, while the Barclays U.S. Aggregate Bond Index, a broad taxable bond market measure, returned 1.92%.

How did the economic environment affect the muni market?

Economic conditions were supportive for bonds in general. Inflation in the United States remained well below its long-term historical average, in part because of declining energy prices and slowing economic growth elsewhere in the world, particularly in Europe and China. But we are also seeing little evidence of domestic wage pressure, despite stronger job numbers and a lower unemployment rate. The lack of inflationary pressure enabled bond yields to trend lower during the six-month period, leading to higher bond prices. Munis also benefited from stronger economic data in the United States, which typically boosts state and local tax revenues, aids publicly funded development projects, and strengthens municipal credit quality.

Speaking of which, did any municipal credit concerns develop over the last six months?

For the most part, municipal credit quality continued to improve. State and local tax revenues remained on an upward trajectory, although they grew at a slightly slower rate than in the past few

4

years, and municipal governments have kept overall spending in check. States that faced the most severe budget deficits or housing market downturns following the 2008 credit crisis—including California, New York, Nevada, and Florida—have made significant progress in turning things around. In particular, California has seen employment rebound to its prior peak level, and voters recently approved a measure to strengthen funding for the state's rainy-day reserve fund.

There are still some exceptions. The states of Illinois, New Jersey, and Pennsylvania received credit rating downgrades over the last six months. All three states are grappling with pension obligation shortfalls, budget deficits, and a reluctance to enact spending cuts and/or tax increases. Despite these challenges, however, we remain confident that these states will continue to meet their debt obligations. One other notable issuer is the Commonwealth of Puerto Rico, which has been struggling with a persistent economic downturn and potential liquidity problems. During the last six months, the government of Puerto Rico approved legislation that would allow certain public agencies to restructure their debt. While this legislation could help ease the liquidity crunch, the Commonwealth still faces a challenging path going forward.

Looking at the portfolio, what contributed positively to the fund's performance versus its benchmark, the Barclays Municipal Bond Index?

The fund's duration (a measure of interest-rate sensitivity) was longer than that of the benchmark throughout the reporting period. (As of November 30, 2014, the fund's duration was 5.5 years, while the benchmark's duration was 4.6 years.) This positioning added value as muni yields

QUALITY COMPOSITION AS OF 11/30/14 (%)

5

declined. In addition, the fund's higher-yielding holdings, such as bonds financing industrial development and pollution control projects, benefited from continued investor demand for yield. The fund also benefited from prerefundings on a number of its bonds, including transportation-related bonds and essential service revenue bonds.

What does prerefunding mean and can you give an example?

Municipal bond issuers often take advantage of low interest rates to refinance an existing bond, much like a homeowner refinancing a mortgage. However, the existing bond can only be retired on a predetermined call date, which could be months or years away. So, the municipal entity issues a new bond and invests the proceeds in U.S. Treasury securities until the call date arrives, at which point the proceeds are used to pay off the existing bond. This process often results in a credit rating upgrade for the prerefunded securities, equivalent to that of the U.S. Treasury securities in which the proceeds are invested.

One of the fund's largest holdings during the reporting period was a revenue bond issued by the San Joaquin Hills Transport Corridor Agency. The bond financed a 15-mile toll road that was built in the early 1990s to help relieve traffic congestion in Southern California. The San Joaquin Hills bonds were prerefunded during the six-month period, boosting their credit rating from BB to AAA, and the bonds rallied in response.

What detracted from results versus the benchmark over the last six months?

Several of the fund's bonds with near-term call dates detracted from results as issuers exercised their right to pay off the bonds prior to maturity. These securities had relatively high yields and traded at a premium, so the call put downward pressure on their prices as they moved closer to par.

TOP 10 HOLDINGS AS OF 11/30/14 (%)

Foothill Eastern Transportation Corridor Agency, Highway Revenue Tolls, Escrowed to Maturity, Series A, zero coupon bond, 1-1-19	6.4
Massachusetts Water Resources Authority, Water Revenue, Series A, 5.000%, 8-1-40	2.5
Commonwealth of Massachusetts, Series C, 5.500%, 12-1-24	2.3
New York Liberty Development Corp., 1 World Trade Center Project, 5.000%, 12-15-41	2.1
New York City Municipal Water Finance Authority, Water Revenue, Series GG-1, 5.000%, 6-15-39	2.0
New York State Dormitory Authority, State University Dormitory, Series A, 5.000%, 7-1-35	1.8
JEA Electric System Revenue, Series Three - D-2, 5.000%, 10-1-38	1.8
San Joaquin Hills Transportation Corridor Agency, Highway Revenue Tolls, Series A, 5.650%, 1-15-17	1.6
South Carolina State Public Service Authority, Santee Cooper, Series A, 5.500%, 1-1-38	1.5
Texas Municipal Power Agency Revenue, 5.000%, 9-1-40	1.5
Total	23.5
As a percentage of net assets.
Cash and cash equivalents are not included.

6

The fund's small allocation in Puerto Rico bonds—1.7% of net assets, down from 1.9% at the beginning of the period—also had a negative impact on relative performance.

Are there any noteworthy themes in the municipal bond market?

In recent years, the federal budget deficit has prompted some proposals to limit the tax exemption that municipal bond interest payments have enjoyed since the passage of the Revenue Act of 1913. In 2014, there were proposals from both Congress and the White House recommending a cap on the municipal bond interest tax deduction for higher-income investors.

As a result of the November midterm elections, Republicans will control both houses of Congress starting in January 2015. Given the potential for conflicting priorities between Congress and the president, we anticipate that near-term changes to the municipal bond interest tax deduction are unlikely. The new Congress may also create some uncertainty regarding the future funding of the Affordable Care Act, which could have an impact on municipal bonds that finance healthcare facilities. The fund continues to hold an underweight position in healthcare bonds compared with the benchmark.

MANAGED BY

Dianne M. Sales, CFA On the fund since 1995 Investing since 1984

The views expressed in this report are exclusively those of Dianne M. Sales, CFA, John Hancock Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED NOVEMBER 30, 2014

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge			SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]	Tax- equivalent subsidized yield (%)[2]
	1-year	5-year	10-year	6-month	5-year	10-year	as of 11-30-14	as of 11-30-14	as of 11-30-14
Class A	5.46	4.23	4.01	-1.26	23.00	48.23	1.96	1.86	3.46
Class B	4.03	3.96	3.82	-2.52	21.43	45.48	1.30	1.19	2.30
Class C	8.03	4.30	3.67	1.58	23.44	43.33	1.30	1.20	2.30
Index†	8.23	5.12	4.81	2.45	28.39	59.99	—	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.0% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.5% to 4.0%, effective 2-3-14. The Class B shares' CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares sold within one year of purchase are subject to a 1% CDSC.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C
Gross (%)	0.95	1.70	1.70
Net (%)	0.85	1.60	1.60

Please refer to the most recent prospectuses and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the Barclays Municipal Bond Index.

See the following page for footnotes.

8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Tax-Free Bond Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the Barclays Municipal Bond Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class B3	11-30-04	14,548	14,548	15,999
Class C3	11-30-04	14,333	14,333	15,999

The values shown in the chart for Class A shares with maximum sales charge have been adjusted to reflect the reduction in the Class A shares' maximum sales charge from 4.5% to 4.0%, which became effective on 2-3-14.

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The Barclays Municipal Bond Index is an unmanaged index representative of the tax-exempt bond market.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Footnotes related to performance pages

1	Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
2	Tax-equivalent yield is based on the maximum federal income tax rate of 43.4%.
3	The contingent deferred sales charge is not applicable.

9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on June 1, 2014, with the same investment held until November 30, 2014.

	Account value on 6-1-2014	Ending value on 11-30-2014	Expenses paid during period ended 11-30-2014[1]	Annualized expense ratio
Class A	$1,000.00	$1,028.60	$4.22	0.83%
Class B	1,000.00	1,024.80	8.02	1.58%
Class C	1,000.00	1,025.80	8.02	1.58%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2014, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

10

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on June 1, 2014, with the same investment held until November 30, 2014. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value on 6-1-2014	Ending value on 11-30-2014	Expenses paid during period ended 11-30-2014[1]	Annualized expense ratio
Class A	$1,000.00	$1,020.90	$4.20	0.83%
Class B	1,000.00	1,017.10	7.99	1.58%
Class C	1,000.00	1,017.10	7.99	1.58%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

11

Fund's investments

As of 11-30-14 (unaudited)
	Rate (%)	Maturity date	Par value	Value
Municipal bonds 98.4%				$439,044,995
(Cost $388,011,425)
Alabama 0.5%				2,340,772
Birmingham Special Care Facilities Financing Authority Children's Hospital	6.125	06-01-34	2,000,000	2,340,772
Arizona 1.0%				4,640,820
Arizona Health Facilities Authority Banner Health, Series A	5.000	01-01-44	2,000,000	2,225,240
Maricopa County Pollution Control Corp. El Paso Electric Company Project, Series B	7.250	04-01-40	1,000,000	1,176,220
Phoenix Civic Improvement Corp. Civic Plaza, Series B (D)	5.500	07-01-28	1,000,000	1,239,360
California 19.2%				85,609,799
ABAG Finance Authority for Nonprofit Corps, Series A	5.000	08-01-43	2,000,000	2,233,800
California County Tobacco Securitization Agency	5.000	06-01-40	1,000,000	1,071,900
California State Public Works Board	5.000	10-01-39	1,000,000	1,131,050
Foothill Eastern Transportation Corridor Agency Highway Revenue Tolls, Escrowed to Maturity, Series A (Z)	1.039	01-01-19	30,000,000	28,741,500
Foothill-Eastern Transportation Corridor Agency, Series A	5.750	01-15-46	3,000,000	3,442,620
Golden State Tobacco Securitization Corp., Series A-1	4.500	06-01-27	2,190,000	2,059,148
M-S-R Energy Authority Natural Gas Revenue, Series B	7.000	11-01-34	2,500,000	3,497,475
Madera County Certificates of Participation Valley Children's Hospital (D)	6.500	03-15-15	2,980,000	3,019,068
Port of Los Angeles Series A	5.000	08-01-44	1,500,000	1,679,325
San Bernardino County Medical Center Financing Project	5.500	08-01-22	2,500,000	2,864,150
San Bernardino County Medical Center Financing Project, Series B (D)	5.500	08-01-17	3,895,000	4,141,476
San Diego County Regional Transportation Commission Sales & Use Tax, Series A	5.000	04-01-44	3,000,000	3,451,230
San Diego Redevelopment Agency City Heights, Series A	5.750	09-01-23	25,000	25,041
San Joaquin Hills Transportation Corridor Agency Highway Revenue Tolls, Escrowed to Maturity (Z)	0.504	01-01-17	4,900,000	4,848,060
San Joaquin Hills Transportation Corridor Agency Highway Revenue Tolls, Escrowed to Maturity (Z)	1.287	01-01-20	2,000,000	1,872,300

12SEE NOTES TO FINANCIAL STATEMENTS

San Joaquin Hills Transportation Corridor Agency Highway Revenue Tolls, Series A	5.650	01-15-17	7,000,000	$7,111,020
San Joaquin Hills Transportation Corridor Agency Series A	5.000	01-15-44	4,500,000	4,832,775
Santa Ana Financing Authority Prerefunded, Police Administration Holding (D)	6.250	07-01-19	995,000	1,212,835
Santa Ana Financing Authority Unrefunded, Police Administration Holding (D)	6.250	07-01-19	1,005,000	1,205,648
State of California	5.000	02-01-38	5,375,000	5,994,308
Stockton Public Financing Authority Delta Water Supply Project, Series A	6.250	10-01-40	1,000,000	1,175,070
Colorado 3.5%				15,825,473
Colorado Springs Utilities Revenue Series C	5.250	11-15-42	2,825,000	3,160,045
Denver, Colorado City & County Airport Revenue Series A	5.250	11-15-36	5,250,000	5,939,693
Public Authority for Colorado Energy Natural Gas Revenue	6.250	11-15-28	3,500,000	4,488,575
Regional Transportation District Denver Transit Partners	6.000	01-15-41	2,000,000	2,237,160
Connecticut 0.7%				3,264,510
Connecticut State Health & Educational Facility Authority Yale University, Series Z3	5.050	07-01-42	3,000,000	3,264,510
District of Columbia 3.8%				16,900,621
District of Columbia Tobacco Settlement Financing Corp.	6.500	05-15-33	5,000,000	5,756,300
Metropolitan Washington Airports Authority	5.000	10-01-44	1,000,000	1,103,770
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series B (D) (Z)	4.615	10-01-36	7,250,000	2,668,508
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series B (D) (Z)	4.605	10-01-35	6,470,000	2,497,873
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series B (D) (Z)	4.465	10-01-33	6,565,000	2,848,947
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series C (0.000% steps up to 6.500% on 10-1-16) (D) (Z)	0.830	10-01-41	1,750,000	2,025,223
Florida 3.2%				14,363,563
Alachua County Health Facilities Authority	5.000	12-01-44	2,000,000	2,167,060
Bonnet Creek Resort Community Development District	7.250	05-01-18	595,000	595,292
Bonnet Creek Resort Community Development District	7.375	05-01-34	1,500,000	1,500,570
Hernando County, Criminal Justice (D)(P)	7.650	07-01-16	500,000	553,845

SEE NOTES TO FINANCIAL STATEMENTS13

JEA Electric System Revenue Series Three - D-2	5.000	10-01-38	7,000,000	$7,826,700
Miami Beach Health Facilities Authority Mt Sinai Medical Center	5.000	11-15-44	500,000	539,895
Orlando Utilities Commission Electric, Power & Light Revenues, Escrowed to Maturity, Series D	6.750	10-01-17	1,065,000	1,180,201
Georgia 2.2%				9,780,566
Atlanta Tax Allocation Eastside Project, Series B	5.600	01-01-30	1,000,000	1,023,690
Georgia Municipal Electric Authority Electric, Power & Light Revenues, Escrowed to Maturity, Series Y (D)	6.500	01-01-17	70,000	72,430
Georgia Municipal Electric Authority Electric, Power & Light Revenues, Escrowed to Maturity, Series Z (D)	5.500	01-01-20	40,000	41,968
Georgia Municipal Electric Authority Electric, Power & Light Revenues, Series BB	5.700	01-01-19	835,000	904,714
Georgia Municipal Electric Authority Electric, Power & Light Revenues, Series C (D)	5.700	01-01-19	4,400,000	4,983,264
Georgia Municipal Electric Authority Electric, Power & Light Revenues, Series EE (D)	7.250	01-01-24	2,000,000	2,754,500
Guam 0.3%				1,178,090
Guam International Airport Authority Series C AMT (D)	6.125	10-01-43	1,000,000	1,178,090
Illinois 4.4%				19,740,702
Chicago Board of Education, Series A (D)	5.500	12-01-30	3,650,000	4,067,706
Chicago Tax Increment Revenue Pilsen Redevelopment, Series B	6.750	06-01-22	2,820,000	2,823,581
City Of Chicago Il Waterworks Revenue Second Lien, Project	5.000	11-01-44	1,000,000	1,095,820
City of Chicago, O'Hare International Airport Revenue (D)	5.500	01-01-43	2,000,000	2,218,700
City of Chicago, Series A	5.750	01-01-39	3,200,000	3,680,736
Illinois Finance Authority Rush University Medical Center, Series A	7.250	11-01-38	1,500,000	1,785,180
Lake County Community Consolidated School District No: 24 (D)(Z)	3.170	01-01-22	2,440,000	1,949,462
State Of Illinois (D)	5.500	07-01-38	1,000,000	1,123,580
Will County Community Unit School District No: 365 (D)(Z)	1.815	11-01-21	1,130,000	995,937
Indiana 0.8%				3,427,110
Indiana Finance Authority Duke Energy, Series B	6.000	08-01-39	3,000,000	3,427,110

14SEE NOTES TO FINANCIAL STATEMENTS

Kentucky 0.2%				$1,081,860
Kentucky Economic Development Finance Authority Louisville Arena, Series A-1 (D)	6.000	12-01-33	1,000,000	1,081,860
Louisiana 1.0%				4,631,580
Louisiana Local Government Environmental Facilities Westlake Chemical Corp. Projects	6.750	11-01-32	2,500,000	2,834,175
Louisiana Local Government Environmental Facilities Westlake Chemical Corp. Projects., Series A-1	6.500	11-01-35	1,500,000	1,797,405
Massachusetts 8.8%				39,147,749
Commonwealth of Massachusetts Series C (D)	5.500	12-01-24	8,000,000	10,258,320
Massachusetts Bay Transportation Authority Sales Tax Revenue, Series A-2 (Z)	4.273	07-01-26	8,595,000	5,256,272
Massachusetts Development Finance Agency Harvard University, Series B	5.000	10-15-40	2,500,000	2,867,750
Massachusetts State Department of Transportation Highway Revenue Tolls, Series B	5.000	01-01-37	5,000,000	5,476,200
Massachusetts Water Pollution Abatement, Series A	6.375	02-01-15	15,000	15,078
Massachusetts Water Resources Authority General Revenue, Series A	5.000	08-01-40	9,975,000	11,252,199
Metropolitan Boston Transit Parking Corp.	5.250	07-01-36	3,475,000	4,021,930
Michigan 0.3%				1,399,098
Detroit Water Supply System Water Revenue, Series B (D)	7.000	07-01-36	1,000,000	1,126,440
Michigan Finance Authority Local Government Loan Program (D)	5.000	07-01-36	250,000	272,658
Nebraska 2.5%				10,960,263
Central Plains Energy Project Revenue Natural Gas Revenue, Series A	5.250	12-01-20	4,970,000	5,713,164
Omaha Public Power District Electric, Power & Light Revenues, Escrowed to Maturity, Series B	6.200	02-01-17	730,000	777,859
Omaha Public Power District Electric, Power & Light Revenues, Series B	5.000	02-01-36	4,000,000	4,469,240
New Jersey 2.2%				9,700,928
New Jersey State Turnpike Authority Highway Revenue Tolls, Series I	5.000	01-01-35	4,250,000	4,757,068
New Jersey Transportation Trust Fund Authority Series B	5.000	06-15-42	2,500,000	2,636,800
Tobacco Settlement Financing Corp., Series 1A	4.500	06-01-23	2,315,000	2,307,060
New York 19.6%				87,334,409
Brooklyn Arena Local Development Corp. Barclays Center Project	6.250	07-15-40	1,000,000	1,173,690
Hudson Yards Infrastructure Corp. Series A	5.750	02-15-47	3,500,000	4,024,125

SEE NOTES TO FINANCIAL STATEMENTS15

Long Island Power Authority Electric, Power & Light Revenues, Series C (D)	5.250	09-01-29	2,000,000	$2,447,380
New York City Industrial Development Agency Terminal One Group Association Project AMT (P)	5.500	01-01-24	1,500,000	1,572,255
New York City Municipal Water Finance Authority Water Revenue, Series 2009-EE	5.250	06-15-40	3,000,000	3,380,760
New York City Municipal Water Finance Authority Water Revenue, Series GG-1	5.000	06-15-39	8,000,000	8,936,800
New York City Transitional Finance Authority Government Fund/Grant Revenue, Series S-4	5.500	01-15-39	3,725,000	4,254,472
New York City Transitional Finance Authority Income Tax Revenue, Series S-3	5.250	01-15-39	3,000,000	3,365,040
New York City Transitional Finance Authority Income Tax Revenue, Series S-3	5.375	01-15-34	3,000,000	3,407,760
New York Liberty Development Corp. 1 World Trade Center Project	5.000	12-15-41	8,500,000	9,566,750
New York Liberty Development Corp. 4 World Trade Center Project	5.000	11-15-31	5,000,000	5,607,500
New York Liberty Development Corp. Goldman Sachs Headquarters	5.250	10-01-35	3,000,000	3,583,590
New York Liberty Development Corp. World Trade Center, Class 1-3 (S)	5.000	11-15-44	2,500,000	2,541,175
New York State Dormitory Authority	5.000	02-15-39	2,500,000	2,779,650
New York State Dormitory Authority State University Dormitory, Series A	5.000	07-01-35	7,250,000	8,216,498
New York State Dormitory Authority State University Educational Facilities, Series A	5.500	05-15-19	1,000,000	1,150,880
Port Authority of New York & New Jersey 144th Project	5.000	10-01-29	3,500,000	3,745,630
Port Authority of New York & New Jersey 5th Installment Special Project AMT	6.750	10-01-19	5,880,000	5,861,596
Port Authority of New York & New Jersey Consolidated-One Hundred Eighty-Four	5.000	09-01-36	1,000,000	1,156,160
Port Authority of New York & New Jersey Consolidated-One Hundred Eighty-Four	5.000	09-01-39	1,000,000	1,147,990
Port Authority of New York & New Jersey JFK International Airport Terminal	6.000	12-01-42	2,265,000	2,621,217
Triborough Bridge & Tunnel Authority Highway Revenue Tolls	5.000	11-15-33	4,025,000	4,442,191
Westchester Tobacco Asset Securitization Corp. Public Improvements, Prerefunded to 7-15-17	6.950	07-15-39	2,000,000	2,351,300
Oklahoma 1.5%				6,647,620
Grand River Dam Authority, Series A	5.250	06-01-40	4,000,000	4,646,720
Tulsa Airport Improvement Trust Series A AMT (P)	7.750	06-01-35	2,000,000	2,000,900

16SEE NOTES TO FINANCIAL STATEMENTS

Oregon 0.9%				$3,949,476
Clackamas County School District No. 12, Series B (D)	5.000	06-15-28	3,630,000	3,949,476
Pennsylvania 1.8%				7,798,210
Allegheny County Redevelopment Authority Pittsburgh Mills Project	5.600	07-01-23	1,000,000	1,019,210
City of Philadelphia, Series A	5.000	07-15-38	2,000,000	2,259,340
The School District of Philadelphia Prerefunded 2014, Series E	6.000	09-01-38	65,000	77,124
The School District of Philadelphia Unrefunded 2014, Series E	6.000	09-01-38	3,935,000	4,442,536
Puerto Rico 1.7%				7,574,600
Puerto Rico Public Buildings Authority Government Facilities, Series P (D)	6.750	07-01-36	3,000,000	2,250,030
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A (0.000% steps up to 6.750% on 8-1-16) (Z)	1.693	08-01-32	4,000,000	3,095,600
Puerto Rico Sales Tax Financing Corp. Series A	5.375	08-01-39	3,000,000	2,228,970
South Carolina 1.9%				8,489,805
South Carolina State Public Service Authority Santee Cooper, Series A	5.500	01-01-38	6,000,000	6,810,840
South Carolina State Public Service Authority Santee Cooper, Series E	5.000	01-01-40	1,500,000	1,678,965
Texas 14.2%				63,516,637
City of Austin Electric Utility Revenue (D)	5.000	11-15-37	5,000,000	5,565,050
City of Dallas Waterworks & Sewer System	5.000	10-01-35	5,000,000	5,712,500
City of Dallas Waterworks & Sewer System	5.000	10-01-36	5,000,000	5,747,250
City of San Antonio Electric & Gas, Series A	5.000	02-01-34	4,330,000	4,810,933
City Public Service Board of San Antonio	5.000	02-01-48	5,000,000	5,502,850
Dallas/Fort Worth International Airport	5.000	11-01-38	2,500,000	2,682,650
Dallas/Fort Worth International Airport, Series D	5.250	11-01-32	5,000,000	5,760,850
Grand Parkway Transportation Corp., Series B	5.000	04-01-53	4,000,000	4,351,160
Houston Independent School District Public Financing Corp. Cesar Chavez Project, Series A (D) (Z)	0.854	09-15-16	570,000	561,251
Lower Colorado River Authority Electric, Power & Light Revenues	5.000	05-15-40	5,000,000	5,395,800
Lower Colorado River Authority Prerefunded to 5-15-19	5.625	05-15-39	195,000	231,963
Lower Colorado River Authority Transmission Services Corp., Series A	5.000	05-15-41	2,500,000	2,722,775

SEE NOTES TO FINANCIAL STATEMENTS17

Lower Colorado River Authority Unrefunded to 5-15-19	5.625	05-15-39	3,805,000	$4,242,195
North Texas Tollway Authority Highway Revenue Tolls, Series K-2	6.000	01-01-38	3,250,000	3,734,770
Texas Municipal Power Agency Revenue	5.000	09-01-40	6,000,000	6,494,640
Utah 0.0%				108,420
Salt Lake City IHC Hospital, Inc., Escrowed to Maturity, Series A	8.125	05-15-15	105,000	108,420
Washington 0.5%				2,174,534
Energy Northwest	5.000	07-01-40	450,000	516,434
Washington Public Power Supply Systems Electric, Power & Light Revenues, Series B	7.125	07-01-16	1,500,000	1,658,100
Wisconsin 0.2%				1,037,990
Public Finance Authority Rose Villa Project, Series A	5.750	11-15-44	1,000,000	1,037,990
Wyoming 0.8%				3,360,960
Campbell County Solid Waste Facilites Revenue Basin Electric Power Company, Series A	5.750	07-15-39	3,000,000	3,360,960
Other 0.7%				3,058,830
Centerline Equity Issuer Trust, Series A-4-1, AMT (S)	5.750	05-15-15	3,000,000	3,058,830
			Par value	Value
Short-term investments 0.4%				$1,934,000
(Cost $1,934,000)
Repurchase agreement 0.4%				1,934,000
Barclays Tri-Party Repurchase Agreement dated 11-28-14 at 0.0600% to be repurchased at $1,934,010 on 12-1-14, collateralized by $1,814,600 Treasury Inflation Index Notes, 0.125% due 4-15-16 (valued at $1,972,795 including interest)			1,934,000	1,934,000
Total investments (Cost $389,945,425)† 98.8%				$440,978,995
Other assets and liabilities, net 1.2%				$5,181,363
Total net assets 100.0%				$446,160,358

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund. Key to Security Abbreviations and Legend
AMT Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
(D)	Bond is insured by one or more of these companies:

Insurance Coverage	As a % of total Investments
Ambac Financial Group, Inc.	4.0
Assured Guaranty Municipal Corp.	3.7
National Public Finance Guarantee Corp.	3.1

18SEE NOTES TO FINANCIAL STATEMENTS

Assured Guaranty Corp.	2.5
Financial Guaranty Insurance Company	1.1
CIFG Holdings, Ltd.	0.6
Commonwealth Gtd.	0.5
Total	15.5

(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(Z)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
†	At 11-30-14, the aggregate cost of investment securities for federal income tax purposes was $386,753,279. Net unrealized appreciation aggregated $54,225,716, of which $55,117,236 related to appreciated investment securities and $891,520 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS19

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 11-30-14 (unaudited)

Assets
Investments, at value (Cost $389,945,425)	$440,978,995
Cash	95,834
Receivable for investments sold	116,543
Receivable for fund shares sold	193,661
Interest receivable	5,404,309
Receivable from affiliates	3,110
Other receivables and prepaid expenses	39,678
Total assets	446,832,130
Liabilities
Payable for fund shares repurchased	303,090
Distributions payable	200,178
Payable to affiliates
Accounting and legal services fees	17,145
Transfer agent fees	37,835
Distribution and service fees	31,103
Trustees' fees	1,185
Other liabilities and accrued expenses	81,236
Total liabilities	671,772
Net assets	$446,160,358
Net assets consist of
Paid-in capital	$412,968,408
Undistributed net investment income	1,124,427
Accumulated net realized gain (loss) on investments	(18,966,047)
Net unrealized appreciation (depreciation) on investments	51,033,570
Net assets	$446,160,358

20SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES (continued)

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($402,350,704 ÷ 39,635,318 shares)[1]	$10.15
Class B ($5,492,143 ÷ 540,999 shares)[1]	$10.15
Class C ($38,317,511 ÷ 3,775,321 shares)[1]	$10.15
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$10.57

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS21

STATEMENT OF OPERATIONS   For the six months ended 11-30-14 (unaudited)

Investment income
Interest	$10,459,237
Expenses
Investment management fees	1,207,891
Distribution and service fees	707,110
Accounting and legal services fees	40,629
Transfer agent fees	125,162
Trustees' fees	2,567
State registration fees	32,516
Printing and postage	15,612
Professional fees	32,245
Custodian fees	28,111
Registration and filing fees	13,165
Other	5,581
Total expenses	2,210,589
Less expense reductions	(235,575)
Net expenses	1,975,014
Net investment income	8,484,223
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments	379,125
379,125
Change in net unrealized appreciation (depreciation) of
Investments	3,614,814
3,614,814
Net realized and unrealized gain	3,993,939
Increase in net assets from operations	$12,478,162

22SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 11-30-14	Year ended 5-31-14
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$8,484,223	$18,256,192
Net realized gain (loss)	379,125	(6,963,330)
Change in net unrealized appreciation (depreciation)	3,614,814	(7,239,298)
Increase in net assets resulting from operations	12,478,162	4,053,564
Distributions to shareholders
From net investment income
Class A	(8,055,224)	(16,648,654)
Class B	(95,474)	(226,679)
Class C	(601,168)	(1,326,596)
Total distributions	(8,751,866)	(18,201,929)
From fund share transactions	6,947,646	(58,458,635)
Total increase (decrease)	10,673,942	(72,607,000)
Net assets
Beginning of period	435,486,416	508,093,416
End of period	$446,160,358	$435,486,416
Undistributed net investment income	$1,124,427	$1,392,070

SEE NOTES TO FINANCIAL STATEMENTS23

Financial highlights

Class A Shares Period ended	11-30-14	[1]	5-31-14	5-31-13	5-31-12	5-31-11	5-31-10
Per share operating performance
Net asset value, beginning of period	$10.07		$10.31	$10.37	$9.70	$9.97	$9.53
Net investment income[2]	0.20		0.41	0.41	0.43	0.44	0.45
Net realized and unrealized gain (loss) on investments	0.09		(0.24)	(0.06)	0.67	(0.27)	0.44
Total from investment operations	0.29		0.17	0.35	1.10	0.17	0.89
Less distributions
From net investment income	(0.21)		(0.41)	(0.41)	(0.43)	(0.44)	(0.45)
Net asset value, end of period	$10.15		$10.07	$10.31	$10.37	$9.70	$9.97
Total return (%)[3,4]	2.86	[5]	1.88	3.40	11.61	1.79	9.56
Ratios and supplemental data
Net assets, end of period (in millions)	$402		$394	$447	$442	$411	$440
Ratios (as a percentage of average net assets):
Expenses before reductions	0.93	[6]	0.95	0.94	0.95	0.96	0.98
Expenses including reductions	0.83	[6]	0.84	0.84	0.86	0.96	0.98
Net investment income	3.94	[6]	4.24	3.94	4.30	4.54	4.64
Portfolio turnover (%)	3		12	11	25	20	28

1	Six months ended 11-30-14. Unaudited.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.

24SEE NOTES TO FINANCIAL STATEMENTS

Class B Shares Period ended	11-30-14	[1]	5-31-14	5-31-13	5-31-12	5-31-11	5-31-10
Per share operating performance
Net asset value, beginning of period	$10.07		$10.31	$10.37	$9.70	$9.97	$9.53
Net investment income[2]	0.16		0.34	0.33	0.36	0.37	0.38
Net realized and unrealized gain (loss) on investments	0.09		(0.24)	(0.06)	0.67	(0.27)	0.44
Total from investment operations	0.25		0.10	0.27	1.03	0.10	0.82
Less distributions
From net investment income	(0.17)		(0.34)	(0.33)	(0.36)	(0.37)	(0.38)
Net asset value, end of period	$10.15		$10.07	$10.31	$10.37	$9.70	$9.97
Total return (%)[3,4]	2.48	[5]	1.12	2.63	10.78	1.04	8.74
Ratios and supplemental data
Net assets, end of period (in millions)	$5		$6	$8	$7	$7	$10
Ratios (as a percentage of average net assets):
Expenses before reductions	1.69	[6]	1.70	1.69	1.70	1.71	1.74
Expenses including reductions	1.58	[6]	1.59	1.59	1.61	1.71	1.73
Net investment income	3.19	[6]	3.48	3.18	3.54	3.78	3.89
Portfolio turnover (%)	3		12	11	25	20	28

1	Six months ended 11-30-14. Unaudited.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS25

Class C Shares Period ended	11-30-14	[1]	5-31-14	5-31-13	5-31-12	5-31-11	5-31-10
Per share operating performance
Net asset value, beginning of period	$10.06		$10.30	$10.37	$9.70	$9.97	$9.53
Net investment income[2]	0.16		0.34	0.33	0.36	0.37	0.38
Net realized and unrealized gain (loss) on investments	0.10		(0.24)	(0.07)	0.67	(0.27)	0.44
Total from investment operations	0.26		0.10	0.26	1.03	0.10	0.82
Less distributions
From net investment income	(0.17)		(0.34)	(0.33)	(0.36)	(0.37)	(0.38)
Net asset value, end of period	$10.15		$10.06	$10.30	$10.37	$9.70	$9.97
Total return (%)[3,4]	2.58	[5]	1.12	2.53	10.78	1.04	8.74
Ratios and supplemental data
Net assets, end of period (in millions)	$38		$35	$53	$45	$36	$38
Ratios (as a percentage of average net assets):
Expenses before reductions	1.68	[6]	1.70	1.69	1.70	1.71	1.73
Expenses including reductions	1.58	[6]	1.59	1.59	1.61	1.71	1.73
Net investment income	3.18	[6]	3.48	3.19	3.54	3.78	3.88
Portfolio turnover (%)	3		12	11	25	20	28

1	Six months ended 11-30-14. Unaudited.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.

26SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Tax-Free Bond Fund (the fund) is a series of John Hancock Municipal Series Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek as high a level of interest income exempt from federal income tax as is consistent with preservation of capital.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

On June 25, 2014, the Board of Trustees approved a proposal to merge John Hancock Massachusetts Tax-Free Income Fund (MA Fund) and John Hancock New York Tax-Free Income Fund (NY Fund), each a series of the John Hancock Tax-Exempt Series Fund, into the fund. Shareholders of the MA Fund and NY Fund each approved the merger of their respective fund at a shareholder meeting held on January 9, 2015, and they are expected to be completed on or about February 13, 2015.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund intends to qualify as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of November 30, 2014, all investments are categorized as Level 2 under the hierarchy described above.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase

27

agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the reported amounts of assets and liabilities in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the six months ended November 30, 2014 were $318. For the six months ended November 30, 2014, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment

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capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, as of May 31, 2014, the fund has a capital loss carryforward of $17,678,267 available to offset future net realized capital gains. The following table details the capital loss carryforward available as of May 31, 2014:

CAPITAL LOSS CARRYFORWARD EXPIRING AT MAY 31					NO EXPIRATION DATE
2015	2016	2017	2018	2019	SHORT-TERM	LONG-TERM
$257,214	$209,653	$5,383,181	$3,499,079	$490,608	$5,270,981	$2,567,551

As of May 31, 2014, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are distributed annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to straddle loss deferrals and accretion on debt securities.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee.The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 0.550% of the first $500 million of the fund's average daily net assets; (b) 0.500% of the next $500 million of the fund's average daily net assets; (c) 0.450% of the next $2 billion of the fund's average daily net assets; and (d) 0.425% of the fund's average daily net assets in excess of $3 billion. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock complex, including the fund (the participating portfolios). The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; and 0.015% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion. The amount of the reimbursement is calculated daily and allocated among

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all the participating portfolios in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The expense reductions described above amounted to $14,427, $209, and $1,322, for Class A, Class B, and Class C shares, respectively, for the six months ended November 30, 2014.

The investment management fees, including waivers described above, incurred for the six months ended November 30, 2014 were equivalent to a net annual effective rate of 0.54% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended November 30, 2014 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B, and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares.

Class	Rule 12b-1 fee
Class A	0.25%
Class B	1.00%
Class C	1.00%

The fund's Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class A, Class B, and Class C shares. The current waiver agreeement expires on September 30, 2015, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. Reimbursements related to this contractual waiver amounted to $198,541, $2,883, and $18,193 for Class A, Class B, and Class C shares, respectively, for the period ended November 30, 2014.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $364,691 for the six months ended November 30, 2014. Of this amount, $52,363 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $284,688 was paid as sales commissions to broker-dealers, and $27,640 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor. The up-front sales charge for Class A shares is 4.00%.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2014, CDSCs received by the Distributor amounted to $1,842, $14,361, and $4,229 for Class A, Class B, and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for

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recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended November 30, 2014 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$496,352	$113,148
Class B	28,828	1,645
Class C	181,930	10,369
Total	$707,110	$125,162

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended November 30, 2014 and for the year ended May 31, 2014 were as follows:

		Six months ended 11-30-14		Year ended 5-31-14
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,833,894	$18,499,648	2,676,960	$26,095,934
Distributions reinvested	682,386	6,895,229	1,452,044	14,143,214
Repurchased	(2,064,783)	(20,822,990)	(8,317,786)	(80,829,809)
Net increase (decrease)	451,497	$4,571,887	(4,188,782)	($40,590,661)
Class B shares
Sold	1,752	$17,568	26,185	$257,843
Distributions reinvested	7,984	80,672	19,851	193,286
Repurchased	(72,167)	(727,073)	(246,617)	(2,390,874)
Net decrease	(62,431)	($628,833)	(200,581)	($1,939,745)
Class C shares
Sold	640,332	$6,456,869	567,139	$5,562,629
Distributions reinvested	54,494	550,669	122,024	1,187,380
Repurchased	(397,222)	(4,002,946)	(2,339,647)	(22,678,238)
Net increase (decrease)	297,604	$3,004,592	(1,650,484)	($15,928,229)
Total net increase (decrease)	686,670	$6,947,646	(6,039,847)	($58,458,635)

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $23,019,630 and $14,270,885, respectively, for the six months ended November 30, 2014.

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CONTINUATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Municipal Securities Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with John Hancock Asset Management a division of Manulife Asset Management (US) LLC (the Subadvisor) for John Hancock Tax-Free Bond Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-25, 2014 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 27-29, 2014.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 23-25, 2014, the Board, including the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor's affiliates, including distribution services.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of fund performance and operations throughout the year.

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Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the fund's compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Advisor's risk management processes. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the complex.

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationship, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund; and
(f)	the Advisor's reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund's performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the fund's performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of the fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally.

The Board noted that the fund underperformed its benchmark index and peer group average for the one-, three- and five-year periods ended December 31, 2013. The Board took into account management's discussion of the fund's performance,

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including the fund's long-term performance, noting that the fund outperformed the peer group over the ten-year period ended December 31, 2013. The Board concluded that the fund's performance is being monitored and reasonably addressed.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data, including, among other data, the fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund. The Board considered the fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund's ranking within a broader group of funds. In comparing the fund's contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and total expenses for the fund are higher than the peer group median. The Board took into account management's discussion of the fund's expenses.

The Board also took into account management's discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed, effective July 1, 2014, to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund's operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduce management fees as assets increase. The Board also noted that the fund's distributor, an affiliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fee for the fund's share classes through September 30, 2015. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable.

Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock fund complex as a whole;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund's distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund's Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor; and

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(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has agreed, effective July 1, 2014, to waive a portion of its management fee for the fund and each of the other John Hancock funds in the complex (except for those discussed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios as follows (the Reimbursement):
The Reimbursement shall equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $75 billion but is less than or equal to $125 billion, 0.0125% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $125 billion but is less than or equal to $150 billion and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $150 billion. (The funds that are not Participating Portfolios are the funds of funds in the complex, which benefit from such overall management fee waiver through their investment in underlying portfolios that include Participating Portfolios, which are subject to the Reimbursement.)
(b)	reviewed the fund's advisory fee structure and concluded that: (i) the fund's fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management's discussion of the fund's advisory fee structure; and
(c)	the Board also considered the effect of the fund's growth in size on its performance and fees. The Board also noted that if the fund's assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory

35

history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also considered any potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock fund complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund's performance as compared to the fund's peer group and the benchmark index and noted that the Board reviews information about the fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the fund's performance is being monitored and reasonably addressed;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided; and
(4)	subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
* * *

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Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

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More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund's proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021

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Family of funds

DOMESTIC EQUITY FUNDS

Balanced

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

Large Cap Equity

Select Growth

Small Cap Equity

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Global Equity

Global Opportunities

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Growth Equity

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

Investment Grade Bond

INCOME FUNDS (continued)

Massachusetts Tax-Free Income

Money Market

New York Tax-Free Income

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Equity

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

ASSET ALLOCATION PORTFOLIOS

Income Allocation

Lifestyle Aggressive

Lifestyle Balanced

Lifestyle Conservative

Lifestyle Growth

Lifestyle Moderate

Retirement Choices (2010-2055)

Retirement Living (2010-2055)

Retirement Living II (2010-2055)

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

The fund's investment objective, risks, charges, and expenses are included in the prospectuses and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Investments at 800-225-5291, or visit the fund's website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

John Hancock Investments

A trusted brand

John Hancock has helped individuals and institutions build and protect wealth since 1862. Today, we are one of America's strongest and most-recognized brands.

A better way to invest

As a manager of managers, we search the world to find proven portfolio teams with specialized expertise for every fund we offer, then apply vigorous investment oversight to ensure they continue to meet our uncompromising standards.

Results for investors

Our unique approach to asset management has led to a diverse set of investments deeply rooted in investor needs, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Tax-Free Bond Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF209442	52SA 11/14 1/15

John Hancock

High Yield Municipal Bond Fund

Semiannual report 11/30/14

A message to shareholders

Dear fellow shareholder,

Robust economic growth in the United States continues to set the standard globally. Unemployment has ratcheted down to pre-recession levels, consumer confidence and spending are rising, and inflation remains low. Bond markets have turned in positive performance against this backdrop as investors pursue yield where they can find it. Despite a 30-year bull market in bonds, many U.S. bond yields look compelling when compared with other developed markets around the world.

The coming year may likely present greater challenges for bond investors, however. The U.S. Federal Reserve (Fed) has signaled its intention to be patient in beginning to raise short-term interest rates. Once the Fed does raise the rates, it may have an adverse affect on many fixed-income portfolios, particularly those that invest in less-liquid markets. At John Hancock Investments, we are closely monitoring our fixed-income portfolios and communicating regularly with their portfolio managers about these issues. Now may also be a good time for you to discuss your fixed-income strategy with your financial advisor to determine if your portfolio continues to match your long-term goals.

A new look

I am pleased to introduce you to our redesigned shareholder reports. As part of an effort to elevate the educational substance in our communications, we undertook an initiative to make our reports more engaging and easier to navigate. Included in the changes are a performance snapshot that shows your fund's performance against that of its benchmark, and a Q&A with your fund's lead portfolio manager. We hope these enhancements give you better insight into your fund's activity and performance.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us and wish you a happy and healthy 2015.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of November 30, 2014. They are subject to change at any time. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
High Yield Municipal Bond Fund

Table of contents

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
19	Financial statements
23	Financial highlights
26	Notes to financial statements
31	Continuation of investment advisory and subadvisory agreements
37	More information

1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks a high level of current income that is largely exempt from federal income tax, consistent with the preservation of capital.

AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/14 (%)

Class A shares (without sales charge)
Barclays High Yield Municipal Bond Index
Morningstar high yield muni fund category average
3.64
3.43
3.43
10.78
12.23
12.26
5.85
8.76
7.03
5.94
8.57
6.78
4.82
5.61
4.19
6 month (cumulative)
1 year
3 year
5 year
10 year

The Barclays High Yield Municipal Bond Index is an unmanaged index of municipal bonds that are non-investment grade, unrated, or below BBB/Baa.

It is not possible to invest directly in an index.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative, and results for other share classes will vary. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Municipal bonds advanced

Favorable supply-and-demand conditions and a lack of inflationary pressure contributed to positive returns in the municipal bond market, and high-yield municipal bonds fared even better.

Low exposure to bonds of Puerto Rico helped

Relative underweight to Puerto Rico bonds and an allocation to economically sensitive sectors added value.

Other factors affected performance

Favorable security selection added value during the period, while several holdings with near-term call dates detracted from results.

PORTFOLIO COMPOSITION AS OF 11/30/14 (%)

A note about risks

Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if a creditor, grantor, or counterparty is unable or unwilling to make principal, interest, or settlement payments. Investments in higher-yielding, lower-rated securities include a higher risk of default. Municipal bond prices can decline due to fiscal mismanagement or tax shortfalls, or if related projects become unprofitable. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Certain market conditions, including reduced trading volume, heightened volatility, and rising interest rates, may impair liquidity, the ability of the fund to sell securities or close derivative positions at advantageous prices. The use of hedging and derivatives could produce disproportionate gains or losses and may increase costs. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors, and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Please see the fund's prospectus for additional risks.

3

Discussion of fund performance

An interview with Portfolio Manager Dianne M. Sales, CFA, John Hancock Asset Management, a division of Manulife Asset Management (US) LLC

 Dianne M. Sales, CFA
Portfolio Manager
John Hancock Asset Management

What factors contributed to the positive returns in the municipal bond market over the past six months?

Supply and demand in the municipal bond market aided performance during the six-month period. Through November 30, 2014, new municipal bond issuance year to date was 4% lower than for the same period in 2013. Moreover, a meaningful portion of the new issues in the muni market, especially during the last half of the six-month period, was used to refinance existing securities, which does not materially increase the volume of outstanding municipal bonds. On the other side of the equation, investor demand picked up, resulting in steadily positive inflows into the municipal bond market. This stood in contrast to 2013, when investment dollars flowed out of the muni market.

The favorable supply-and-demand backdrop helped tax-exempt municipal bonds outperform the broad taxable bond market. As a point of reference, the Barclays Municipal Bond Index returned 2.45% for the six-month period, while the Barclays U.S. Aggregate Bond Index, a broad taxable bond market measure, returned 1.92%. High-yield municipal bonds fared even better—the Barclays High Yield Municipal Bond Index, the fund's benchmark, returned 3.43%, reflecting continued investor demand for yield.

How did the economic environment affect the muni market?

Economic conditions were supportive for bonds in general. Inflation in the United States remained well below its long-term historical average, in part because of declining energy prices and slowing economic growth elsewhere in the world, particularly in Europe and China. But we are also seeing little evidence of domestic wage pressure, despite stronger job numbers and a lower unemployment rate. The lack of inflationary pressure enabled bond yields to trend lower during the six-month period, leading to higher bond prices.

Munis also benefited from stronger economic data in the United States, which typically boosts state and local tax revenues, aids publicly funded development projects, and strengthens municipal credit quality.

4

Speaking of which, did any municipal credit concerns develop over the last six months?

For the most part, municipal credit quality continued to improve. State and local tax revenues remained on an upward trajectory, although they grew at a slightly slower rate than in the past few years, and municipal governments have kept overall spending in check. States that faced the most severe budget deficits or housing market downturns following the 2008 credit crisis—including California, New York, Nevada, and Florida—have made significant progress in turning things around. In particular, California has seen employment in the state rebound to its prior peak level, and voters recently approved a measure to strengthen funding requirements for the state's rainy-day reserve fund.

There are still some exceptions. The states of Illinois, New Jersey, and Pennsylvania received credit rating downgrades over the last six months. All three states are grappling with pension obligation shortfalls, budget deficits, and a reluctance to enact spending cuts and/or tax increases. Despite these challenges, however, we remain confident that these states will continue to meet their debt obligations. One other notable issuer is the Commonwealth of Puerto Rico, which has been struggling with a persistent economic downturn and potential liquidity problems. During the last six months, the government of Puerto Rico approved legislation that would allow certain public agencies to restructure their debt. While this legislation could help ease the liquidity crunch, the Commonwealth still faces a challenging path going forward.

QUALITY COMPOSITION AS OF 11/30/14 (%)

5

Looking at the portfolio, what contributed positively to the fund's performance versus its benchmark?

The fund's emphasis on the moderate credit quality tier of the high-yield municipal bond market added value during the reporting period. These bonds typically exhibit greater interest-rate sensitivity than lower-grade, credit-sensitive bonds, and this characteristic aided performance as municipal bond yields declined. In addition, the fund's economically sensitive credits—including bonds financing industrial development projects, pollution control projects, and airports—benefited from the broad improvement in the U.S. economy.

Puerto Rico's recent difficulties and the resulting credit rating downgrades have significantly altered the composition of the Barclays High Yield Municipal Bond Index. Puerto Rico bonds made up just 5% of the index at the end of 2013, but they ballooned to 30% of the index by the end of the reporting period. A significant amount of Puerto Rico debt was downgraded to below-investment-grade status, thus becoming eligible for inclusion in the index. Relative to the index, the fund's position in Puerto Rico bonds—which declined from 3.3% of net assets to 2.0% during the reporting period—was a considerable underweight, and this benefited relative performance during the period.

What detracted from results over the last six months?

Several of the fund's bonds with near-term call dates detracted from results as issuers exercised their right to pay off the bonds prior to maturity. These securities had relatively high yields and traded at a premium, so the call led to downward pressure on their prices as they moved closer to par. In addition, our insistence on long-term economic viability led us to pass on some new issues

TOP 10 HOLDINGS AS OF 11/30/14 (%)

New York Liberty Development Corp., World Trade Center Project, Class 1-3, 5.000%, 11-15-44	5.0
Foothill-Eastern Transportation Corridor Agency, Highway Revenue Tolls, Escrowed to Maturity, Series A, zero coupon bond, 1-1-18	3.8
Pennsylvania Turnpike Commission, Highway Revenue Tolls, Series E, step coupon bond, 12-1-38	2.6
Port Authority of New York & New Jersey, JFK International Airport Terminal, 6.000%, 12-1-42	2.5
Golden State Tobacco Securitization Corp., Series A-1, 4.500%, 6-1-27	2.2
Tennessee Energy Acquisition Corp., Natural Gas Revenue, Series C, 5.000%, 2-1-25	2.1
Buckeye Ohio Tobacco Settlement Financing Authority, Series A-2, 5.875%, 6-1-30	1.8
Chautauqua County Industrial Development Agency, Dunkirk Power Project, 5.875%, 4-1-42	1.8
North Texas Tollway Authority, Highway Revenue Tolls, Series A, 6.250%, 1-1-39	1.7
Metropolitan Washington DC Airports Authority, Highway Revenue Tolls, Series C, step coupon bond, 10-1-41	1.7
Total	25.2
As a percentage of net assets.
Cash and cash equivalents are not included.

6

because of their slim security covenants, and this restrained both absolute and relative performance as many of these new issues performed well during the period.

Are there any noteworthy themes in the municipal bond market?

In recent years, the federal budget deficit has prompted some proposals to limit the tax exemption that municipal bond interest payments have enjoyed since the passage of the Revenue Act of 1913. In 2014, there were proposals from both Congress and the White House recommending a cap on the municipal bond interest tax deduction for higher-income investors.

As a result of the November midterm elections, Republicans will control both houses of Congress starting in January 2015. Given the potential for conflicting priorities between Congress and the president, we anticipate that near-term changes to the municipal bond interest tax deduction are unlikely. The new Congress may also create some uncertainty regarding the future funding of the Affordable Care Act, which could have an impact on municipal bonds that finance healthcare facilities. The fund continues to hold an underweight position in healthcare bonds compared with the benchmark.

MANAGED BY

Dianne M. Sales, CFA On the fund since 1995 Investing since 1984

The views expressed in this report are exclusively those of Dianne M. Sales, CFA, John Hancock Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED NOVEMBER 30, 2014

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge			SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]	Tax- equivalent subsidized yield (%)[2]
	1-year	5-year	10-year	6-month	5-year	10-year	as of 11-30-14	as of 11-30-14	as of 11-30-14
Class A	6.30	5.07	4.39	-0.50	28.05	53.63	2.46	2.36	4.35
Class B	4.96	4.82	4.19	-1.75	26.56	50.76	1.82	1.71	3.22
Class C	8.96	5.15	4.03	2.25	28.56	48.52	1.81	1.71	3.20
Index 1†	12.23	8.57	5.61	3.43	50.87	72.62	—	—	—
Index 2†	8.23	5.12	4.81	2.45	28.39	59.99	—	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.0% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.5% to 4.0%, effective 2-3-14. The Class B shares' CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares sold within one year of purchase are subject to a 1% CDSC.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C
Gross (%)	1.02	1.77	1.77
Net (%)	0.92	1.67	1.67

Please refer to the most recent prospectuses and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index 1 is the Barclays High Yield Municipal Bond Index; Index 2 is the Barclays Municipal Bond Index.

See the following page for footnotes.

8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock High Yield Municipal Bond Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)
Class B3	11-30-04	15,076	15,076	17,262	15,999
Class C3	11-30-04	14,852	14,852	17,262	15,999

The values shown in the chart for Class A shares with maximum sales charge have been adjusted to reflect the reduction in the Class A shares' maximum sales charge from 4.5% to 4.0%, which became effective on 2-3-14.

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The Barclays High Yield Municipal Bond Index is an unmanaged index of municipal bonds that are non-investment grade, unrated, or below BBB/Baa.

The Barclays Municipal Bond Index is an unmanaged index representative of the tax-exempt bond market.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Footnotes related to performance pages

1	Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
2	Tax-equivalent yield is based on the maximum federal income tax rate of 43.4%.
3	The contingent deferred sales charge is not applicable.

9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on June 1, 2014, with the same investment held until November 30, 2014.

	Account value on 6-1-2014	Ending value on 11-30-2014	Expenses paid during period ended 11-30-2014[1]	Annualized expense ratio
Class A	$1,000.00	$1,036.40	$4.54	0.89%
Class B	1,000.00	1,032.50	8.36	1.64%
Class C	1,000.00	1,032.50	8.36	1.64%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2014, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

10

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on June 1, 2014, with the same investment held until November 30, 2014. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value on 6-1-2014	Ending value on 11-30-2014	Expenses paid during period ended 11-30-2014[1]	Annualized expense ratio
Class A	$1,000.00	$1,020.60	$4.51	0.89%
Class B	1,000.00	1,016.80	8.29	1.64%
Class C	1,000.00	1,016.80	8.29	1.64%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

11

Fund's investments

As of 11-30-14 (unaudited)
	Rate (%)	Maturity date	Par value	Value
Municipal bonds 98.3%				$199,843,101
(Cost $171,874,621)
Alabama 3.3%				6,674,578
Birmingham Special Care Facilities Financing Authority Children's Hospital	6.125	06-01-34	2,000,000	2,340,778
Courtland Industrial Development Board International Paper Company Project, Series A AMT	5.200	06-01-25	2,000,000	2,017,080
Selma Industrial Development Board Gulf Opportunity Zone, Series A	6.250	11-01-33	2,000,000	2,316,720
Arizona 3.4%				6,883,490
Maricopa County Industrial Development Authority Catholic Healthcare West, Series A	6.000	07-01-39	3,000,000	3,403,950
Maricopa County Pollution Control Corp. El Paso Electric Company Project, Series B	7.250	04-01-40	2,000,000	2,352,440
Maricopa County Pollution Control Corp. Public Service Palo Verde, Series A	6.250	01-01-38	1,000,000	1,127,100
California 10.6%				21,617,208
California State Public Works Board Trustees California State University, Series D	6.250	04-01-34	1,000,000	1,200,790
Foothill-Eastern Transportation Corridor Agency Highway Revenue Tolls, Escrowed to Maturity, Series A (Z)	0.702	01-01-18	7,950,000	7,777,724
Foothill-Eastern Transportation Corridor Agency, Series A	5.750	01-15-46	1,000,000	1,147,540
Golden State Tobacco Securitization Corp. Series A-1	4.500	06-01-27	4,735,000	4,452,084
M-S-R Energy Authority Natural Gas Revenue, Series A	6.500	11-01-39	1,500,000	2,032,725
M-S-R Energy Authority Natural Gas Revenue, Series B	7.000	11-01-34	1,500,000	2,098,485
San Bernardino County Medical Center Financing Project, Series B (D)	5.500	08-01-17	1,070,000	1,137,710
Southern California Public Power Authority Natural Gas Revenue, Series A	5.250	11-01-26	1,500,000	1,770,150
Colorado 2.7%				5,443,285
Public Authority for Colorado Energy Natural Gas Revenue	6.250	11-15-28	2,500,000	3,206,125
Regional Transportation District Denver Transit Partners	6.000	01-15-41	2,000,000	2,237,160
Connecticut 0.7%				1,433,390
Hamden Facility Revenue Whitney Center Project, Series A	7.750	01-01-43	1,400,000	1,433,390

12SEE NOTES TO FINANCIAL STATEMENTS

District of Columbia 3.0%				$6,182,858
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Metrorail, Series A (Z)	4.868	10-01-37	4,000,000	1,329,760
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series B (Z)	4.890	10-01-39	4,600,000	1,381,288
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series C (0.000% steps up to 6.500% on 10-1-16) (D)(Z)	0.826	10-01-41	3,000,000	3,471,810
Florida 6.0%				12,128,063
Bonnet Creek Resort Community Development District	7.250	05-01-18	860,000	860,421
Bonnet Creek Resort Community Development District	7.375	05-01-34	1,055,000	1,055,401
Heritage Harbour North Community Development District	6.375	05-01-38	1,240,000	1,323,142
Lee County Industrial Development Authority Cypress Cove Healthpark FL, Inc.	5.500	10-01-47	1,000,000	1,050,320
Midtown Miami Community Development District	5.000	05-01-37	500,000	524,140
Orange County Industrial Development Authority VitAG FL LLC Project (S)	8.000	07-01-36	1,000,000	1,005,320
Palm Beach County Health Facilities Authority	6.000	06-01-21	1,000,000	1,086,160
Palm Beach County Health Facilities Authority	7.500	06-01-49	1,000,000	1,135,640
Pensacola Airport Revenue AMT	6.000	10-01-28	2,000,000	2,270,920
Village Community Development District No. 8	6.125	05-01-39	825,000	950,045
Village Community Development District No. 8	6.375	05-01-38	765,000	866,554
Georgia 3.9%				7,843,317
Atlanta Water & Waste Water Revenue Series A	6.000	11-01-28	1,000,000	1,199,850
Clayton County Development Authority Delta Air Lines, Series B AMT	9.000	06-01-35	985,000	1,015,811
Gainesville & Hall County Development Authority ACTS Retirement-Life Communities, Inc., Series A-2	6.625	11-15-39	1,100,000	1,267,541
Marietta Development Authority Life University, Inc. Project	7.000	06-15-30	1,500,000	1,556,415
Municipal Electric Authority of Georgia Electric, Power & Light Revenues, Series D	5.500	01-01-26	1,500,000	1,724,010
Private Colleges & Universities Authority Savannah College of Art & Design Project	5.000	04-01-44	1,000,000	1,079,690
Guam 1.1%				2,307,340
Guam Government Series A	7.000	11-15-39	2,000,000	2,307,340
Hawaii 0.6%				1,250,670
Hawaii State Department of Budget & Finance 15 Craigside Place Project, Series A	9.000	11-15-44	1,000,000	1,250,670

SEE NOTES TO FINANCIAL STATEMENTS13

Illinois 3.6%				$7,343,100
Chicago Midway International Airport Series A AMT	5.000	01-01-41	1,500,000	1,613,340
City of Chicago, IL O'Hare International Airport Revenue	5.750	01-01-43	2,000,000	2,226,680
Illinois Finance Authority Rush University Medical Center, Series A	7.250	11-01-38	2,000,000	2,380,240
Illinois Sports Facilities Authority (D)	5.250	06-15-32	1,000,000	1,122,840
Indiana 1.0%				2,140,265
Crown Point Economic Development Revenue Wittenberg Village Project, Series A	8.000	11-15-39	1,250,000	1,422,425
St. Joseph County Holy Cross Village at Notre Dame Project, Series A	6.000	05-15-26	230,000	235,354
St. Joseph County Holy Cross Village at Notre Dame Project, Series A	6.000	05-15-38	475,000	482,486
Iowa 0.5%				1,082,210
Altoona Urban Renewal Tax Increment Revenue	6.000	06-01-34	1,000,000	1,082,210
Kansas 1.1%				2,248,226
Wyandotte County-Kansas City Unified Government Sales Tax Revenue, Series B (Z)	5.472	06-01-21	3,195,000	2,248,226
Kentucky 1.7%				3,462,940
Kentucky Economic Development Finance Authority Owensboro Medical Health System, Series A	6.500	03-01-45	2,000,000	2,317,760
Owen County Kentucky Waterworks System Revenue American Water Company Project, Series A	6.250	06-01-39	1,000,000	1,145,180
Louisiana 3.9%				7,912,250
Louisiana Local Government Environmental Facilities Westlake Chemical Corp. Projects	6.750	11-01-32	3,000,000	3,401,010
Louisiana Local Government Environmental Facilities Westlake Chemical Corp., Series A-2	6.500	11-01-35	2,000,000	2,400,160
St. John Baptist Parish Revenue Marathon Oil Corp., Series A	5.125	06-01-37	2,000,000	2,111,080
Maryland 2.2%				4,485,440
Anne Arundel County Consolidated Special Taxing District Villages at 2 Rivers Project	5.250	07-01-44	1,000,000	1,012,730
Baltimore County East Baltimore Research Park, Series A	7.000	09-01-38	1,000,000	1,095,350
Maryland Economic Development Corp. Potomac Electric Power Company	6.200	09-01-22	2,000,000	2,377,360
Michigan 0.3%				515,580
Michigan Finance Authority Detroit Water & Sewer, Series C-2	5.000	07-01-44	500,000	515,580

14SEE NOTES TO FINANCIAL STATEMENTS

Minnesota 1.5%				$3,116,900
North Oak Senior Housing Revenue Presbyterian Homes North Oaks	6.000	10-01-27	1,000,000	1,062,280
St. Paul Housing & Redevelopment Authority Carondelet Village Project, Series A	6.000	08-01-42	1,000,000	1,055,390
Woodbury Housing & Redevelopment Authority St.Therese of Woodbury	5.250	12-01-49	1,000,000	999,230
Mississippi 0.5%				1,000,870
Mississippi Business Finance Corp. System Energy Resources, Inc. Project	5.875	04-01-22	1,000,000	1,000,870
Missouri 0.5%				940,024
St. Louis Airport Revenue Lambert St. Louis International Airport, Series A-1	6.625	07-01-34	800,000	940,024
Nevada 0.5%				1,084,140
Sparks Tourism Improvement District No: 1 Sales Tax Revenue, Series A (S)	6.750	06-15-28	1,000,000	1,084,140
New Hampshire 0.3%				557,630
New Hampshire Health & Education Facilities Authority Rivermead, Series A	6.875	07-01-41	500,000	557,630
New Jersey 1.7%				3,414,220
Casino Reinvestment Development Authority	5.250	11-01-44	1,000,000	1,078,580
New Jersey Economic Development Authority Continental Airlines, Inc. Project AMT	5.250	09-15-29	1,000,000	1,058,880
New Jersey State Educational Facilities Authority University of Medical and Dentistry, Series B	7.500	12-01-32	1,000,000	1,276,760
New York 11.9%				24,248,079
Brooklyn Arena Local Development Corp. Barclays Center Project	6.375	07-15-43	2,500,000	2,943,875
Chautauqua County Industrial Development Agency Dunkirk Power Project	5.875	04-01-42	3,350,000	3,716,390
New York City Industrial Development Agency American Airlines-JFK Airport AMT	7.500	08-01-16	745,000	781,110
New York Liberty Development Corp. Bank of America Tower, Class 2	5.625	07-15-47	1,000,000	1,136,660
New York Liberty Development Corp. World Trade Center Project, Class 1-3 (S)	5.000	11-15-44	10,000,000	10,164,700
Port Authority of New York & New Jersey 5th Installment Special Project AMT	6.750	10-01-19	345,000	343,920
Port Authority of New York & New Jersey JFK International Airport Terminal	6.000	12-01-42	4,460,000	5,161,424
North Carolina 0.6%				1,207,580
North Carolina Eastern Municipal Power Agency Electric, Power & Light Revenues, Series C	6.750	01-01-24	1,000,000	1,207,580

SEE NOTES TO FINANCIAL STATEMENTS15

Ohio 4.2%				$8,646,060
Buckeye Ohio Tobacco Settlement Financing Authority, Series A-2	5.125	06-01-24	2,865,000	2,430,809
Buckeye Ohio Tobacco Settlement Financing Authority, Series A-2	5.875	06-01-30	4,500,000	3,727,665
Cleveland Ohio Airport Revenue Continental Airlines, Inc. Project AMT	5.375	09-15-27	2,510,000	2,487,586
Oklahoma 0.5%				1,000,450
Tulsa Airport Improvement Trust Series A AMT (P)	7.750	06-01-35	1,000,000	1,000,450
Pennsylvania 5.2%				10,655,903
Allegheny County Industrial Development Authority Environmental Improvements	5.500	11-01-16	1,000,000	1,048,750
Allegheny County Industrial Development Authority Environmental Improvements	6.875	05-01-30	1,215,000	1,390,713
Bucks County Industrial Development Authority U.S. Steel Corp. Project	6.750	06-01-26	1,500,000	1,751,940
Pennsylvania Economic Development Financing Authority Philadelphia Biosolids Facility	6.250	01-01-32	1,000,000	1,102,200
Pennsylvania Turnpike Commission Highway Revenue Tolls, Series E (0.000% steps up to 6.375% on 12-1-17) (Z)	1.070	12-01-38	5,000,000	5,362,300
Puerto Rico 2.0%				4,056,940
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A (Z)	8.913	08-01-33	5,000,000	992,250
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A (0.000% steps up to 6.750% on 8-1-16) (Z)	1.637	08-01-32	3,000,000	2,321,700
Puerto Rico Sales Tax Financing Corp. Series A	5.375	08-01-39	1,000,000	742,990
Rhode Island 0.0%				20,112
Tobacco Settlement Financing Corp., Series A	6.000	06-01-23	20,000	20,112
Tennessee 2.1%				4,280,009
Tennessee Energy Acquisition Corp. Natural Gas Revenue, Series C	5.000	02-01-25	3,720,000	4,280,009
Texas 13.3%				27,040,391
Central Texas Regional Mobility Authority	6.250	01-01-46	1,000,000	1,162,750
City of Houston TX Airport System Revenue Continental Airlines, Inc. Terminal Projects AMT	6.625	07-15-38	1,000,000	1,125,470
City of Houston TX Airport System Revenue United Airlines, Inc. Terminal E Project AMT	5.000	07-01-29	3,000,000	3,185,340
Dallas/Fort Worth International Airport Series A AMT	5.000	11-01-38	2,500,000	2,674,175
Grand Parkway Transportation Corp.	5.500	04-01-53	1,000,000	1,098,230

16SEE NOTES TO FINANCIAL STATEMENTS

Gulf Coast Industrial Development Authority CITGO Petroleum Corp. AMT	8.000	04-01-28	2,100,000	$2,103,612
Harris County Health Facilities Development Corp. Memorial Hermann Healthcare., Series B	7.250	12-01-35	1,000,000	1,245,320
Love Field Airport Modernization Corp. Southwest Airlines Co. Project	5.250	11-01-40	1,575,000	1,686,904
North Texas Tollway Authority Highway Revenue Tolls, Series A	6.250	01-01-39	3,000,000	3,476,700
North Texas Tollway Authority Highway Revenue Tolls, Series F	5.750	01-01-38	1,000,000	1,105,520
North Texas Tollway Authority Highway Revenue Tolls, Series K-2	6.000	01-01-38	1,000,000	1,149,160
Tarrant County Cultural Education Facilities Finance Corp. Air Force Retirement Facility	6.375	11-15-44	2,000,000	2,159,580
Texas Municipal Gas Acquisition & Supply Corp. Natural Gas Revenue, Series D	6.250	12-15-26	2,000,000	2,457,000
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners Segments LLC, AMT	7.000	12-31-38	1,000,000	1,237,690
Travis County Health Facilities Development Corp. Westminster Manor	7.000	11-01-30	1,000,000	1,172,940
Virgin Islands 0.6%				1,141,140
Virgin Islands Public Finance Authority, Series A	6.750	10-01-37	1,000,000	1,141,140
Virginia 1.2%				2,365,700
Washington County Industrial Development Authority Mountain States Health Alliance, Series C	7.750	07-01-38	2,000,000	2,365,700
Wisconsin 1.0%				1,944,903
Public Finance Authority Rose Villa Project, Series A	6.000	11-15-49	1,000,000	1,052,860
Wisconsin Health & Educational Facilities Authority St. John's Community, Inc., Series A	7.625	09-15-39	750,000	892,043
Wyoming 0.5%				1,018,230
Sweetwater County FMC Corp. Project AMT	5.600	12-01-35	1,000,000	1,018,230
Other 0.6%				1,149,610
Centerline Equity Issuer Trust, AMT (S)	6.000	05-15-19	1,000,000	1,149,610
			Shares	Value
Escrow certificates 0.0%				$15,198
(Cost $0)
Ohio 0.0%				15,198
Hickory Chase Community Authority (I)			155,399	15,198

SEE NOTES TO FINANCIAL STATEMENTS17

	Par value	Value
Short-term investments 0.5%		$1,060,000
(Cost $1,060,000)
Repurchase Agreement 0.5%		1,060,000
Barclays Tri-Party Repurchase Agreement dated 11-28-14 at 0.060% to be repurchased at $1,060,005 on 12-1-14, collateralized by $994,600 U.S. Treasury Inflation Indexed Notes, 0.125% due 4-15-16 (valued at $1,081,308, including interest)	1,060,000	1,060,000
Total investments (Cost $172,934,621)† 98.8%		$200,918,299
Other assets and liabilities, net 1.2%		$2,420,792
Total net assets 100.0%		$203,339,091

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund. Key to Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
(D)	Bond is insured by one or more of these companies:

Insurance Coverage	As a % of total Investments
Assured Guaranty Corp.	1.7%
National Public Finance Guarantee Corp.	0.6%
Assured Guaranty Municipal Corp.	0.6%
Total	2.9%

(I)	Non-income producing security.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(Z)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
†	At 11-30-14, the aggregate cost of investment securities for federal income tax purposes was $170,812,788. Net unrealized appreciation aggregated $30,105,511, of which $30,718,316 related to appreciated investment securities and $612,805 related to depreciated investment securities.

18SEE NOTES TO FINANCIAL STATEMENTS

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 11-30-14 (unaudited)

Assets
Investments, at value (Cost $172,934,621)	$200,918,299
Cash	52,566
Receivable for investments sold	127,522
Receivable for fund shares sold	156,191
Interest receivable	2,748,676
Receivable from affiliates	3,609
Other receivables and prepaid expenses	38,618
Total assets	204,045,481
Liabilities
Payable for fund shares repurchased	477,348
Distributions payable	98,264
Payable to affiliates
Accounting and legal services fees	7,576
Transfer agent fees	17,391
Distribution and service fees	36,092
Trustees' fees	662
Other liabilities and accrued expenses	69,057
Total liabilities	706,390
Net assets	$203,339,091
Net assets consist of
Paid-in capital	$190,746,337
Undistributed net investment income	1,075,587
Accumulated net realized gain (loss) on investments	(16,466,511)
Net unrealized appreciation (depreciation) on investments	27,983,678
Net assets	$203,339,091

SEE NOTES TO FINANCIAL STATEMENTS19

STATEMENT OF ASSETS AND LIABILITIES (continued)

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($151,984,989 ÷ 18,381,964 shares)[1]	$8.27
Class B ($7,641,639 ÷ 924,266 shares)[1]	$8.27
Class C ($43,712,463 ÷ 5,287,179 shares)[1]	$8.27
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$8.61

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

20SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS   For the six months ended 11-30-14 (unaudited)

Investment income
Interest	$5,429,197
Expenses
Investment management fees	574,453
Distribution and service fees	445,935
Accounting and legal services fees	17,840
Transfer agent fees	57,430
Trustees' fees	1,002
State registration fees	33,393
Printing and postage	8,068
Professional fees	33,376
Custodian fees	14,312
Registration and filing fees	13,372
Other	3,877
Total expenses	1,203,058
Less expense reductions	(108,112)
Net expenses	1,094,946
Net investment income	4,334,251
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments	361,354
361,354
Change in net unrealized appreciation (depreciation) of
Investments	2,126,302
2,126,302
Net realized and unrealized gain	2,487,656
Increase in net assets from operations	$6,821,907

SEE NOTES TO FINANCIAL STATEMENTS21

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 11-30-14	Year ended 5-31-14
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$4,334,251	$10,002,606
Net realized gain (loss)	361,354	(7,141,241)
Change in net unrealized appreciation (depreciation)	2,126,302	(9,948,883)
Increase (decrease) in net assets resulting from operations	6,821,907	(7,087,518)
Distributions to shareholders
From net investment income
Class A	(3,530,997)	(7,655,096)
Class B	(154,809)	(353,899)
Class C	(870,983)	(1,928,953)
Total distributions	(4,556,789)	(9,937,948)
From fund share transactions	(1,409,375)	(69,130,220)
Total increase (decrease)	855,743	(86,155,686)
Net assets
Beginning of period	202,483,348	288,639,034
End of period	$203,339,091	$202,483,348
Undistributed net investment income	$1,075,587	$1,298,125

22SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights

Class A Shares Period ended	11-30-14	[1]	5-31-14	5-31-13	5-31-12	5-31-11	5-31-10
Per share operating performance
Net asset value, beginning of period	$8.17		$8.62	$8.48	$7.82	$8.07	$7.43
Net investment income[2]	0.18		0.39	0.38	0.39	0.39	0.40
Net realized and unrealized gain (loss) on investments	0.11		(0.46)	0.12	0.65	(0.26)	0.63
Total from investment operations	0.29		(0.07)	0.50	1.04	0.13	1.03
Less distributions
From net investment income	(0.19)		(0.38)	(0.36)	(0.38)	(0.38)	(0.39)
Net asset value, end of period	$8.27		$8.17	$8.62	$8.48	$7.82	$8.07
Total return (%)[3,4]	3.64	[5]	(0.53)	5.91	13.56	1.67	14.15
Ratios and supplemental data
Net assets, end of period (in millions)	$152		$150	$214	$221	$192	$207
Ratios (as a percentage of average net assets):
Expenses before reductions	1.00	[6]	1.02	0.97	0.97	0.99	1.01
Expenses including reductions	0.89	[6]	0.91	0.87	0.89	0.99	1.00
Net investment income	4.49	[6]	4.85	4.34	4.81	4.97	5.16
Portfolio turnover (%)	10		14	25	21	32	14

1	Six months ended 11-30-14. Unaudited.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS23

Class B Shares Period ended	11-30-14	[1]	5-31-14	5-31-13	5-31-12	5-31-11	5-31-10
Per share operating performance
Net asset value, beginning of period	$8.17		$8.62	$8.48	$7.82	$8.07	$7.43
Net investment income[2]	0.15		0.33	0.31	0.33	0.33	0.35
Net realized and unrealized gain (loss) on investments	0.11		(0.46)	0.12	0.65	(0.26)	0.62
Total from investment operations	0.26		(0.13)	0.43	0.98	0.07	0.97
Less distributions
From net investment income	(0.16)		(0.32)	(0.29)	(0.32)	(0.32)	(0.33)
Net asset value, end of period	$8.27		$8.17	$8.62	$8.48	$7.82	$8.07
Total return (%)[3,4]	3.25	[5]	(1.27)	5.12	12.72	0.91	13.29
Ratios and supplemental data
Net assets, end of period (in millions)	$8		$8	$11	$9	$8	$9
Ratios (as a percentage of average net assets):
Expenses before reductions	1.75	[6]	1.77	1.72	1.72	1.74	1.76
Expenses including reductions	1.64	[6]	1.66	1.62	1.64	1.74	1.75
Net investment income	3.75	[6]	4.11	3.59	4.06	4.22	4.42
Portfolio turnover (%)	10		14	25	21	32	14

1	Six months ended 11-30-14. Unaudited.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.

24SEE NOTES TO FINANCIAL STATEMENTS

Class C Shares Period ended	11-30-14	[1]	5-31-14	5-31-13	5-31-12	5-31-11	5-31-10
Per share operating performance
Net asset value, beginning of period	$8.17		$8.62	$8.48	$7.82	$8.07	$7.43
Net investment income[2]	0.15		0.33	0.31	0.33	0.33	0.34
Net realized and unrealized gain (loss) on investments	0.11		(0.46)	0.12	0.65	(0.26)	0.63
Total from investment operations	0.26		(0.13)	0.43	0.98	0.07	0.97
Less distributions
From net investment income	(0.16)		(0.32)	(0.29)	(0.32)	(0.32)	(0.33)
Net asset value, end of period	$8.27		$8.17	$8.62	$8.48	$7.82	$8.07
Total return (%)[3,4]	3.25	[5]	(1.27)	5.12	12.72	0.91	13.30
Ratios and supplemental data
Net assets, end of period (in millions)	$44		$44	$64	$64	$51	$59
Ratios (as a percentage of average net assets):
Expenses before reductions	1.75	[6]	1.77	1.72	1.73	1.74	1.76
Expenses including reductions	1.64	[6]	1.66	1.62	1.64	1.74	1.75
Net investment income	3.75	[6]	4.10	3.59	4.06	4.22	4.40
Portfolio turnover (%)	10		14	25	21	32	14

1	Six months ended 11-30-14. Unaudited.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS25

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock High Yield Municipal Bond Fund (the fund) is a series of John Hancock Municipal Securities Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income that is largely exempt from federal income tax, consistent with the preservation of capital.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund intends to qualify as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other fund securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of November 30, 2014, all investments are categorized as Level 2 under the hierarchy described above, except for escrow certificates, which are categorized as Level 3.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

26

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the reported amounts of assets and liabilities in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the six months ended November 30, 2014 were $275. For the six months ended November 30, 2014, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

27

For federal income tax purposes, as of May 31, 2014, the fund has a capital loss carryforward of $15,664,182 available to offset future net realized capital gains. The following table details the capital loss carryforward available as of May 31, 2014:

Capital loss carryforward expiring at May 31					No expiration date
2015	2016	2017	2018	2019	Short-term
$1,176,656	$502,278	$3,292,390	$4,265,466	$487,011	$5,940,381

As of May 31, 2014, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are distributed annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to accretion on debt securities.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 0.6250% of the first $75 million of the fund's average daily net assets, (b) 0.5625% of the next $75 million of the fund's average daily net assets, (c) 0.5000% of the next $1.85 billion of the fund's average daily net assets, (d) 0.4800% of the next $2 billion of the fund's average daily net assets and (e) 0.4500% of the fund's average daily net assets in excess of $4 billion. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock complex, including the fund (the participating portfolios). The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; and 0.015% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

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The expense reductions described above amounted to $5,443, $284, and $1,596 for Class A, Class B, and Class C shares, respectively, for the six months ended November 30, 2014.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended November 30, 2014 were equivalent to a net annual effective rate of 0.56% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended November 30, 2014 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B, and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares.

Class	Rule 12b-1 fee
Class A	0.25%
Class B	1.00%
Class C	1.00%

The fund's Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class A, Class B and Class C shares. The current waiver agreement expires on September 30, 2015, unless renewed by the mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. Reimbursements related to this contractual waiver amounted to $74,928, $3,903, and $21,958 for Class A, Class B, and Class C shares, respectively, for the six months ended November 30, 2014.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $138,186 for the six months ended November 30, 2014. Of this amount, $20,128 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $116,789 was paid as sales commissions to broker-dealers, and $1,269 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor. The up-front sales charge for Class A is 4.00%.

Class A, Class B, and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2014, CDSCs received by the Distributor amounted to $5, $6,010, and $546 for Class A, Class B, and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature

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Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes, and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended November 30, 2014 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$187,320	$42,686
Class B	39,031	2,225
Class C	219,584	12,519
Total	$445,935	$57,430

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended November 30, 2014 and for the year ended May 31, 2014 were as follows:

		Six months ended 11-30-14		Year ended 5-31-14
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,786,462	$14,636,468	3,814,740	$30,368,936
Distributions reinvested	376,267	3,084,651	844,629	6,703,704
Repurchased	(2,187,400)	(17,893,729)	(11,055,546)	(87,678,702)
Net decrease	(24,671)	($172,610)	(6,396,177)	($50,606,062)
Class B shares
Sold	5,197	$42,555	25,517	$204,848
Distributions reinvested	15,524	127,244	37,007	293,579
Repurchased	(91,856)	(748,646)	(289,271)	(2,301,138)
Net decrease	(71,135)	($578,847)	(226,747)	($1,802,711)
Class C shares
Sold	291,936	$2,390,700	588,013	$4,704,411
Distributions reinvested	90,328	740,466	203,633	1,616,041
Repurchased	(462,072)	(3,789,084)	(2,901,776)	(23,041,899)
Net decrease	(79,808)	($657,918)	(2,110,130)	($16,721,447)
Total net decrease	(175,614)	($1,409,375)	(8,733,054)	($69,130,220)

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $20,172,555 and $19,565,343, respectively, for the six months ended November 30, 2014.

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CONTINUATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Municipal Securities Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with John Hancock Asset Management a division of Manulife Asset Management (US) LLC (the Subadvisor) for John Hancock High Yield Municipal Bond Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-25, 2014 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 27-29, 2014.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 23-25, 2014, the Board, including the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor's affiliates, including distribution services.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of fund performance and operations throughout the year.

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Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the fund's compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Advisor's risk management processes. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the complex.

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationship, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund; and
(f)	the Advisor's reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund's performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the fund's performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of the fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally.

The Board noted that the fund underperformed its benchmark index and peer group average for the one-, three- and five-year periods ended December 31, 2013. The Board took into account management's discussion of the fund's performance,

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including the fund's long-term performance, noting that the fund outperformed the peer group over the ten-year period ended December 31, 2013. The Board also took into account the differences between the investment strategies of the fund and those of its benchmark index and peer group. The Board also concluded that the fund's performance is being monitored and reasonably addressed.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data, including, among other data, the fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund. The Board considered the fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund's ranking within a broader group of funds. In comparing the fund's contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees for the fund are higher than the perr group median and total expenses for the fund are lower than the peer group median. The Board took into account management's discussion of the fund's expenses.

The Board also took into account management's discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed, effective July 1, 2014, to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund's operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduce management fees as assets increase. The Board also noted that the fund's distributor, an affiliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fee for the fund's share classes through September 30, 2015. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable.

Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock fund complex as a whole;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund's distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund's Subadvisor is an affiliate of the Advisor;

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(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor; and
(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has agreed, effective July 1, 2014, to waive a portion of its management fee for the fund and each of the other John Hancock funds in the complex (except for those discussed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios as follows (the Reimbursement):
The Reimbursement shall equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $75 billion but is less than or equal to $125 billion, 0.0125% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $125 billion but is less than or equal to $150 billion and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $150 billion. (The funds that are not Participating Portfolios are the funds of funds in the complex, which benefit from such overall management fee waiver through their investment in underlying portfolios that include Participating Portfolios, which are subject to the Reimbursement.)
(b)	reviewed the fund's advisory fee structure and concluded that: (i) the fund's fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management's discussion of the fund's advisory fee structure; and
(c)	the Board also considered the effect of the fund's growth in size on its performance and fees. The Board also noted that if the fund's assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and

34

responsibilities of the Subadvisor's investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also considered any potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock fund complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund's performance as compared to the fund's peer group and the benchmark index and noted that the Board reviews information about the fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the fund's performance is being monitored and reasonably addressed;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided; and
(4)	subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
* * *

35

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

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More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund's proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021

37

Family of funds

DOMESTIC EQUITY FUNDS

Balanced

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

Large Cap Equity

Select Growth

Small Cap Equity

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Global Equity

Global Opportunities

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Growth Equity

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

Investment Grade Bond

INCOME FUNDS (continued)

Massachusetts Tax-Free Income

Money Market

New York Tax-Free Income

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Equity

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

ASSET ALLOCATION PORTFOLIOS

Income Allocation

Lifestyle Aggressive

Lifestyle Balanced

Lifestyle Conservative

Lifestyle Growth

Lifestyle Moderate

Retirement Choices (2010-2055)

Retirement Living (2010-2055)

Retirement Living II (2010-2055)

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

The fund's investment objective, risks, charges, and expenses are included in the prospectuses and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Investments at 800-225-5291, or visit the fund's website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

John Hancock Investments

A trusted brand

John Hancock has helped individuals and institutions build and protect wealth since 1862. Today, we are one of America's strongest and most-recognized brands.

A better way to invest

As a manager of managers, we search the world to find proven portfolio teams with specialized expertise for every fund we offer, then apply vigorous investment oversight to ensure they continue to meet our uncompromising standards.

Results for investors

Our unique approach to asset management has led to a diverse set of investments deeply rooted in investor needs, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock High Yield Municipal Bond Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF209437	59SA 11/14 1/15

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Not applicable.
(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)     Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)     There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Municipal Securities Trust

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date: January 15, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date: January 15, 2015

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: January 15, 2015